Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	$ 23,521
Fair Value
Amount at Which Shown on Balance Sheet	20,958
Mortgage loans, allowance for credit loss	26	$ 15
Fixed Maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	17,556
Fair Value	15,070
Amount at Which Shown on Balance Sheet	15,070
Total fixed maturities, available-for-sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	17,326
Fair Value	14,845
Amount at Which Shown on Balance Sheet	14,845
U.S. government and government agencies and authorities (guaranteed and sponsored)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	1,340
Fair Value	1,010
Amount at Which Shown on Balance Sheet	1,010
States, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	961
Fair Value	803
Amount at Which Shown on Balance Sheet	803
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	442
Fair Value	404
Amount at Which Shown on Balance Sheet	404
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	1,599
Fair Value	1,331
Amount at Which Shown on Balance Sheet	1,331
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	9,637
Fair Value	8,205
Amount at Which Shown on Balance Sheet	8,205
All other mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	3,347
Fair Value	3,092
Amount at Which Shown on Balance Sheet	3,092
Fixed maturities, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	230
Fair Value	225
Amount at Which Shown on Balance Sheet	225
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	21
Fair Value	22
Amount at Which Shown on Balance Sheet	22
Non-redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	182
Fair Value	160
Amount at Which Shown on Balance Sheet	160
Total equity securities, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	203
Fair Value	182
Amount at Which Shown on Balance Sheet	182
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	2,045
Amount at Which Shown on Balance Sheet	2,019
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	1,534
Amount at Which Shown on Balance Sheet	1,534
Other, net
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	35
Fair Value	35
Amount at Which Shown on Balance Sheet	35
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	741
Fair Value	741
Amount at Which Shown on Balance Sheet	741
Investment funds, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	262
Fair Value	232
Amount at Which Shown on Balance Sheet	232
Investment funds, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost [1]	1,145
Amount at Which Shown on Balance Sheet	$ 1,145